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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31/05

Date of reporting period: 10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.8%):
China (11.3%):
Consumer Discretionary (3.0%):
711,000	China Resources Enterprise Ltd.	$991,130

Energy (3.0%):
1,925,500	CNOOC Ltd.	989,542

Financials (1.0%):
744,000	China Insurance International Holdings Co., Ltd.	341,727

Industrials (3.8%):
1,036,000	Anhui Expressway Co. Ltd., Class H	499,139
280,000	Cosco Pacific Ltd.	483,850
462,100	Zhejiang Expressway Co., Ltd., Class H	311,692

		1,294,681

Utilities (0.5%):
224,000	Huaneng Power International, Inc., Class H	168,358

		3,785,438

Hong Kong (26.2%):
Consumer Discretionary (6.5%):
168,000	Cafe De Coral Holdings Ltd.	181,309
132,000	Esprit Holdings Ltd.	705,501
824,000	Giordano International Ltd.	460,519
346,000	Li & Fung Ltd.	511,216
126,500	Yue Yuen Industrial Holdings Ltd.	317,737

		2,176,282

Financials (11.0%):
163,520	Dah Sing Banking Group Ltd.	329,838
470,000	Hang Lung Group Ltd.	769,908
332,000	Hongkong Land Holdings Ltd.	683,920
30,620	HSBC Holdings PLC	495,686
92,000	Sun Hung Kai Properties Ltd.	851,042
87,500	Wing Hang Bank Ltd.	598,630

		3,729,024

Industrials (4.4%):
270,000	Lung Kee (Bermuda) Holdings Ltd.	138,757
635,000	Swire Pacific Ltd.	795,443
279,500	Techtronic Industries Co., Ltd.	556,601

		1,490,801

Telecommunications (1.2%):
368,500	SmarTone Telecommunications Holdings Ltd.	392,958

Utilities (3.1%):
531,000	Hong Kong & China Gas Co., Ltd.	1,023,331

		8,812,396

India (4.7%):
Financials (1.1%):
10,400	HDFC Bank Ltd.-ADR	365,768

Health Care (1.1%):
15,060	Ranbaxy Laboratories Ltd., GDR	352,404

Industrials (1.3%):
19,753	Grasim Industries Ltd., GDR (c)	479,010

Materials (1.2%):
15,093	Hindalco Industries Ltd., GDR (c)	394,951

		1,592,133

Indonesia (0.5%):
Financials (0.5%):
427,000	PT Bank Danamon	167,750

Malaysia (7.6%):
Consumer Discretionary (3.0%):
279,600	Astro All Asia Networks PLC (b)	382,611
182,400	Tanjong PLC	619,200

		1,001,811

Consumer Staples (1.6%):
215,000	IOI Corp. Berhad	537,500

Financials (1.5%):
301,036	Public Bank Berhad	510,969

Telecommunications (1.5%):
218,000	Maxis Communications Berhad	493,368

		2,543,648

Philippines (1.1%):
Telecommunications (1.1%):
20,000	Globe Telecom, Inc.	363,927

Singapore (11.8%):
Consumer Staples (0.7%):
28,400	Fraser & Neave Ltd.	233,647

Financials (5.2%):
71,000	Great Eastern Holdings Ltd.	498,844
361,000	Keppel Land Ltd.	392,380
103,000	Oversea-Chinese Banking Corp., Ltd.	853,565

		1,744,789

Industrials (1.0%):
70,000	Keppel Corp. Ltd.	336,286

Information Technology (0.9%):
32,000	Venture Manufacturing Ltd.	303,618

Telecommunications (4.0%):
546,000	MobileOne Ltd.	544,279
386,285	Singapore Telecommunications Ltd.	561,362
426,000	StarHub Ltd. (b)	232,794

		1,338,435

		3,956,775

South Korea (20.2%):
Consumer Discretionary (4.4%):
6,230	Hyundai Mobis	319,430
6,830	Hyundai Motor Co., Ltd.	331,281
2,980	Shinsegae Co., Ltd.	838,499

		1,489,210

Consumer Goods & Services (2.1%):
3,580	Amorepacific Corp.	700,331

Consumer Staples (0.8%):
22,900	Kook Soon Dang Brewery Co., Ltd.	271,036

Financials (3.6%):
21,289	Kookmin Bank (b)	711,218
8,090	Samsung Fire & Marine Insurance Co., Ltd.	481,281

		1,192,499

Industrials (0.7%):
9,001	KH Vatec Co., Ltd.	240,402

Information Technology (8.6%):
19,811	Interflex Co., Ltd.	310,570
4,420	Samsung Electronics Co., Ltd.	1,735,230
5,720	Samsung SDI Co., Ltd.	516,052
5,700	Sindo Ricoh Co., Ltd.	304,984

		2,866,836

		6,760,314

Taiwan (11.7%):
Consumer Discretionary (0.1%):
19,675	Fine Blanking & Tool Co., Ltd.	32,983

Financials (1.6%):
. 479,178	Chinatrust Financial Holding Co., Ltd.	546,525

Industrials (2.1%):
151,252	Asia Optical Co., Inc.	719,924

Information Technology (6.7%):
168,985	Advantech Co., Ltd.	361,695
553,300	AU Optronics Corp.	589,657
225,884	Powertech Technology, Inc.	446,291
267,300	Sunplus Technology Co., Ltd.	366,482
366,000	Taiwan Semiconductor Manufacturing Co., Ltd.	479,892

		2,244,017

Materials (1.2%):
67,100	Largan Precision Co., Ltd.	393,702

		3,937,151

Thailand (3.7%):
Consumer Discretionary (1.0%):
793,600	BEC World Public Co., Ltd.	332,398

Energy (0.1%):
18,900	Thai Oil Public Co., Ltd. (b)	18,985

Financials (1.7%):
499,100	Kasikornbank Public Co., Ltd. (b)	571,234

Industrials (0.9%):
45,000	Banpu Public Co., Ltd.	159,990
42,300	Banpu Public Co., Ltd., NVDR	150,391

		310,381

		1,232,998

Total Common Stocks (Cost $28,653,277)		33,152,530

Total Investments (Cost $28,653,277) (a) - 98.8%		$33,152,530

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $28,791,633. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,283,222
Unrealized depreciation	(1,948,358)

Net unrealized appreciation	$4,334,864

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PLC	– Public Limited Company

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

International Stock Fund	October 31, 2004
Schedule of Portfolio Investments
(Unaudited)

Shares	Security Description	Value

Common Stocks (97.7%):
Brazil (1.0%):
Energy (0.7%):
11,549	Petroleo Brasileiro SA, ADR	$410,105

Financials (0.3%):
3,500	Banco Bradesco SA, ADR	213,046

		623,151

Canada (2.0%):
Energy (1.0%):
18,852	Suncor Energy, Inc.	642,853

Financials (1.0%):
14,489	Manulife Financial Corp.	674,753

		1,317,606

China (2.3%):
Consumer Discretionary (0.4%):
812,000	Denway Motors Ltd.	273,852

Financials (0.6%):
237,000	Ping An Insurance Co. of China Ltd. (Group) (b)	373,005

Telecommunications (0.9%):
40,202	China Mobile (Hong Kong) Ltd., ADR	584,940

Utilities (0.4%):
8,411	Huaneng Power International, Inc., ADR	252,582

		1,484,379

Denmark (1.1%):
Industrials (1.1%):
59,302	Vestas Wind Systems A/S (b)	733,496

Finland (3.0%):
Information Technology (2.0%):
30,067	Nokia Corp., Class A, ADR	463,633
25,000	Nokia Oyj	384,477
15,850	TietoEnator Oyj	443,564

		1,291,674

Materials (1.0%):
22,600	Stora Enso Oyj	321,693
16,200	UPM-Kymmene Oyj	319,412

		641,105

		1,932,779

France (14.2%):
Consumer Discretionary (0.8%):
23,309	Thomson SA	525,995

Consumer Staples (2.0%):
6,296	Carrefour SA	274,943
5,468	Groupe Danone	456,285
7,973	L’Oreal SA	542,093

		1,273,321

Energy (2.5%):
15,611	Total SA, ADR	1,627,915

Financials (4.0%):
48,917	Axa, ADR	1,059,053
6,392	BNP Paribas SA	433,786

12,337	Societe Generale	1,140,900

		2,633,739

Health Care (0.7%):
7,048	Essilor International SA	476,960

Industrials (1.2%):
11,505	European Aeronautic Defence and	327,091
	Space Co.
6,911	Schneider Electric SA	456,259

		783,350

Information Technology (0.6%):
19,795	STMicroelectronics NV	366,405

Materials (0.5%):
3,571	Lafarge SA	325,015

Pharmaceuticals (0.4%):
3,283	Sanofi-Synthelabo SA	239,293

Telecommunications (1.1%):
17,764	Bouygues SA	697,786

Utilities (0.4%):
11,315	Suez SA	263,684

		9,213,463

Germany (6.9%):
Consumer Discretionary (1.5%):
2,517	Adidas-Salomon AG	350,591
504	Porsche AG	320,556
11,077	Volkswagen AG	354,377

		1,025,524

Financials (1.4%):
3,811	Deutsche Bank AG	289,897
12,329	Deutsche Boerse AG	613,366

		903,263

Health Care (1.2%):
4,708	Fresenius Medical Care AG	359,927
6,429	Schering AG	411,354

		771,281

Industrials (0.5%):
4,279	Siemens AG	318,421

Information Technology (0.8%):
11,529	SAP AG, ADR	491,712

Materials (0.7%):
7,267	Linde AG	437,703

Utilities (0.8%):
6,428	E.ON AG	523,311

		4,471,215

Hong Kong (5.8%):
Consumer Discretionary (2.1%):
126,000	Esprit Holdings Ltd.	673,434
218,000	Li & Fung Ltd.	322,096
332,000	Shagri-La Asia Ltd.	381,761

		1,377,291

Financials (1.7%):
40,400	HSBC Holdings PLC	654,007
62,000	Wing Hang Bank Ltd.	424,172

		1,078,179

Industrials (2.0%):
49,000	Hutchison Whampoa Ltd.	376,153
923,000	Johnson Electric Holdings Ltd.	919,039

		1,295,192

		3,750,662

Hungary (0.6%):
Financials (0.6%):
7,291	OTP Bank Ltd., ADR (b) (c)	367,524

India (1.1%):
Financials (0.6%):

11,300	HDFC Bank Ltd., ADR	397,421

Information Technology (0.5%):
5,076	Infosys Technologies Ltd., ADR	337,554

		734,975

Ireland (0.5%):
Financials (0.5%):
22,729	Bank of Ireland	310,808

Israel (0.5%):
Health Care (0.5%):
12,472	Teva Pharmaceutical Industries Ltd., ADR	324,272

Italy (3.3%):
Consumer Discretionary (0.4%):
15,148	Luxottica Group SpA, ADR	282,359

Energy (1.8%):
32,233	ENI SpA	729,835
35,524	Saipem SpA	408,502

		1,138,337

Financials (1.1%):
138,345	UniCredito Italiano SpA	740,883

		2,161,579

Japan (18.3%):
Consumer Discretionary (5.9%):
22,200	Denso Corp.	531,010
2,400	Funai Electric Co., Ltd.	313,250
7,300	Honda Motor Co., Ltd.	351,973
207,000	Kawasaki Heavy Industries, Ltd.	327,488
1,400	Keyence Corp.	314,832
137,000	Mazda Motor Corp.	405,104
13,800	Pioneer Electronic Corp.	249,385
42,000	Sharp Corp.	579,037
12,700	Sony Corp.	441,313
7,100	World Co., Ltd.	207,270

		3,720,662

Consumer Staples (0.9%):
11,000	Kao Corp.	253,272
12,000	Seven-Eleven Japan Co., Ltd.	346,926

		600,198

Financials (2.2%):
2,900	ORIX Corp.	339,458
84	Sumitomo Mitsui Financial Group, Inc.	545,023
97,000	Sumitomo Trust and Banking Co., Ltd. (The)	564,516

		1,448,997

Health Care (1.4%):
20,600	Fujisawa Pharmaceutical Co., Ltd.	537,358
7,700	Takeda Pharmaceutical Co., Ltd.	371,259

		908,617

Industrials (2.2%):
48,000	Asahi Glass Co., Ltd.	440,267
5,200	SMC Corp.	555,796
24,000	Tostem Inax Holding Corp.	426,255

		1,422,318

Information Technology (3.7%):
20,900	Canon, Inc.	1,029,352
64,000	NEC Corp.	354,384
6,200	Nidec Corp.	670,270
3,000	Rohm Co., Ltd.	307,374

		2,361,380

Materials (1.3%):
17,400	Nitto Denko Corp.	824,202

Telecommunications (0.7%):
262	NTT DoCoMo, Inc.	461,381

		11,747,755

Mexico (0.5%):
Industrials (0.5%):
11,097	Cemex SA de CV, ADR	321,591

Netherlands (3.2%):
Consumer Discretionary (0.9%):
24,323	Koninklijke (Royal) Philips Electronics NV, ADR	579,374

Consumer Staples (0.5%):
5,588	Unilever NV	325,725

Financials (1.3%):
13,847	ABN AMRO Holding NV	330,264
19,813	ING Groep NV	522,964

		853,228

Materials (0.5%):
8,932	Akzo Nobel NV	335,064

		2,093,391

Singapore (1.3%):
Financials (0.8%):
54,000	DBS Group Holdings Ltd.	505,870

Industrials (0.5%):
51,000	Singapore Airlines Ltd.	327,699

		833,569

South Africa (0.5%):
Financials (0.5%):
164,737	Old Mutual PLC	347,879

South Korea (4.8%):
Consumer Discretionary (0.6%):
1,370	Shinsegae Co., Ltd.	385,485

Financials (1.5%):
29,210	Kookmin Bank (b)	975,841

Information Technology (1.5%):
2,500	Samsung Electronics Co., Ltd.	981,464

Materials (0.8%):
13,440	LG Chem Ltd.	503,025

Telecommunications (0.4%):
1,660	SK Telecom Co., Ltd.	260,232

		3,106,047

Spain (3.1%):
Financials (0.8%):
34,618	Banco Bilbao Vizcaya Argentaria SA	541,640

Telecommunications (2.3%):
59,396	Telefonica Moviles SA	664,881
48,153	Telefonica SA	792,614

		1,457,495

		1,999,135

Switzerland (5.4%):
Consumer Staples (0.8%):
2,216	Nestle SA	522,437

Financials (1.1%):
9,913	UBS AG	712,050

Health Care (3.0%):
8,691	Lonza Group AG	423,175
2,763	Nobel Biocare Holding AG	450,285
22,863	Novartis AG	1,086,584

		1,960,044

Industrials (0.5%):
51,306	ABB Ltd. (b)	295,508

		3,490,039

Taiwan (0.8%):
Information Technology (0.8%):
408,000	Taiwan Semiconductor Manufacturing Co., Ltd.	534,962

United Kingdom (17.5%):
Aerospace (0.5%):
23,900	Smiths Group PLC	326,469

Consumer Discretionary (3.8%):
88,311	British Sky Broadcasting Group PLC	822,816
77,820	Compass Group PLC	320,827
150,941	Group 4 Securicor PLC (b)	322,203
66,388	Kesa Electricals PLC	330,868
65,492	Kingfisher PLC	362,703
167,805	Signet Group PLC	326,686

		2,486,103

Consumer Staples (2.4%):
19,911	Reckitt Benckiser PLC	545,055
192,095	Tesco PLC	1,010,171

		1,555,226

Energy (0.8%):
9,426	BP PLC, ADR	549,065

Financials (5.0%):
52,456	Barclays PLC	511,333
39,317	HBOS PLC	525,536
44,509	Lloyds TSB Group PLC	351,497
33,399	Royal Bank of Scotland Group PLC	982,211
43,619	Standard Chartered PLC	778,051

		3,148,628

Health Care (2.2%):
10,079	AstraZeneca PLC, ADR	415,255
30,294	GlaxoSmithKline PLC	636,673
43,200	Smith & Nephew PLC	366,094

		1,418,022

Industrials (0.5%):
72,876	Rolls-Royce Group PLC	346,178

Materials (0.5%):
30,882	BHP Billiton PLC	313,199

Telecommunications (1.8%):
45,094	Vodafone Group PLC, ADR	1,162,974

		11,305,864

Total Common Stocks (Cost $60,755,358)		63,206,141

Investment Company (2.6%):
1,697,064	Victory Institutional Money Market Fund, Investor Shares	1,697,064

Total Investment Company (Cost $1,697,064)		1,697,064

Total Investments (Cost $62,452,422) (a) - 100.3%		$64,903,205

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $62,593,874. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,490,673
Unrealized depreciation	(2,189,242)

Net unrealized appreciation	$2,301,431

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

ADR	– American Depositary Receipt

AG	– Aktiengesellschaft (West German Stock Co.)
NV	– Naamloze Vennootschaap (Dutch Corp.)
PLC	– Public Limited Company
SA	– Societe Anonyme (French Corp.)
SpA	– Societa per Azioni (Italian Corp.)

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares	Security Description	Value
Common Stocks (90.3%):

Consumer Discretionary (11.1%):
41,200	Carmike Cinemas, Inc.	$1,474,960
43,000	Electronics Boutique Holdings Corp. (b)	1,468,020
126,800	Gold Kist Holdings, Inc. (b)	1,394,800
71,700	Haverty Furniture Cos., Inc.	1,210,296
50,800	Hibbet Sporting Goods, Inc. (b)	1,135,888
620,300	Jameson Inns, Inc. (b)	1,048,307
33,300	Kellwood Co.	1,047,618
29,300	Lee Enterprises, Inc.	1,357,176
151,700	Lions Gate Entertainment Corp. (b)	1,488,177
47,200	Lone Star Steakhouse & Saloon, Inc.	1,137,992
24,100	Neiman Marcus Group, Inc. (The), Class A	1,466,003
199,608	UnitedGlobalCom, Inc., Class A (b)	1,493,068

		15,722,305

Financials (31.2%):
70,300	AmeriCredit Corp. (b)	1,363,820
125,300	Ashford Hospitality Trust	1,214,157
55,140	Associated Banc-Corp.	1,912,806
82,900	Assured Guaranty Ltd.	1,361,218
122,471	Bank Mutual Corp.	1,503,944
87,750	Brookline Bancorp, Inc.	1,359,248
37,600	Capital Automotive Real Estate Investment Trust	1,212,976
65,300	Community Bank System, Inc.	1,802,933
142,400	Diamondrock Hospitality Co. (b) (c)	1,424,000
64,000	Equity One, Inc.	1,343,360
95,700	Fieldstone Investment Co. (c)	1,650,825
126,600	First Niagara Financial Group, Inc.	1,764,804
73,500	Gold Banc Corp., Inc.	1,069,425
49,700	Greater Bay Bancorp	1,552,877
169,500	HomeBanc Corp. (b)	1,474,650
134,900	JER Investors Trust, Inc. (b) (c)	2,023,499
154,200	Knight Trading Group, Inc. (b)	1,602,138
175,600	Kohlberg Kravis Roberts & Co. (b) (c)	1,799,900
58,600	Luminent Mortgage Capital, Inc.	673,900
25,620	Macatawa Bank Corp.	698,401
33,500	Manufactured Home Communities, Inc.	1,155,415
287,700	Meadowbrook Insurance Group, Inc. (b)	1,421,238
42,222	National City Corp.	1,645,391
36,200	Parkvale Financial Corp.	976,676
107,900	Provident Senior Living (b) (c)	1,618,500
50,900	PXRE Group Ltd.	1,249,086
143,400	Quanta Capital Holdings Ltd. (b)	1,290,600
64,100	Riggs National Corp.	1,353,151
39,900	Selective Insurance Group, Inc.	1,559,292
151,900	Tower Group, Inc. (b)	1,353,429
37,200	U-Store-It Trust (b)	621,612
40,300	Washington Real Estate Investment Trust	1,267,435

		44,320,706

Health Care (7.3%):
61,200	Applera Corp. (b)	784,584
148,100	Candela Corp. (b)	1,506,918
23,150	Inamed Corp. (b)	1,230,423
57,000	Kindred Healthcare, Inc. (b)	1,373,700
40,600	LifePoint Hospitals, Inc. (b)	1,316,252
158,400	Medarex, Inc. (b)	1,205,424
26,200	Pediatrix Medical Group, Inc. (b)	1,473,750
205,700	Stewart Enterprises, Inc., Class A (b)	1,464,584

		10,355,635

Industrials (21.6%):
142,700	AAR Corp. (b)	1,676,725
29,500	Actuant Corp., Class A (b)	1,170,265
49,500	Albany International Corp., Class A	1,485,990
37,400	Ameron International Corp.	1,265,242
86,400	Artesyn Technologies, Inc. (b)	838,080
13,300	Briggs & Stratton Corp.	955,073
56,500	Brink’s Co. (The)	1,813,650
25,800	Carlisle Cos., Inc.	1,499,754
41,600	Concorde Career Colleges, Inc. (b)	638,560
42,700	Corrections Corp. of America (b)	1,483,825
51,600	Duratek, Inc. (b)	1,043,610
55,000	Dycom Industries, Inc. (b)	1,795,750
22,100	ESCO Technologies, Inc. (b)	1,542,580
50,900	Gardner Denver, Inc. (b)	1,525,982
68,500	Genesee & Wyoming, Inc., Class A (b)	1,734,420
71,173	Heartland Express, Inc.	1,456,200
42,000	Joy Global, Inc.	1,419,180
29,400	Laidlaw International, Inc. (b)	490,098
6,800	Middleby Corp. (The)	333,397
47,250	Old Dominion Freight Line, Inc. (b)	1,324,181
52,300	SOURCECORP, Inc. (b)	877,594
24,200	Toro Co. (The)	1,651,650
80,200	Tredegar Corp.	1,343,350
36,900	Washington Group International, Inc. (b)	1,286,703

		30,651,859

Information Technology (8.6%):
117,700	ASE Test Ltd. (b)	710,908
32,800	Comtech Telecommunications Corp. (b)	899,048
28,700	Electronics For Imaging, Inc. (b)	517,748
38,700	Hewitt Associates, Inc., Class A (b)	1,084,761
42,400	M-Systems Flash Disk Pioneers, Ltd. (b)	596,144
148,300	MatrixOne, Inc. (b)	845,310
84,800	Mattson Technology, Inc. (b)	711,472
118,300	Methode Electronics, Inc.	1,588,769
91,200	MSC.Software Corp. (b)	792,528
35,900	MTS Systems Corp.	926,041
51,700	PEC Solutions, Inc. (b)	724,317
38,400	Photronics, Inc. (b)	673,920
46,000	RadiSys Corp. (b)	610,880
58,800	Richardson Electronics Ltd.	488,040
32,400	ROFIN-SINAR Technologies, Inc. (b)	971,028

		12,140,914

Materials (6.3%):
63,700	Century Aluminum Co. (b)	1,474,018
147,700	Commonweath Industries, Inc. (b)	1,379,518
27,000	Florida Rock Industries, Inc.	1,394,550
99,500	Millennium Chemicals, Inc. (b)	2,137,260
82,900	P.H. Glatfelter Co.	1,030,447
60,700	Spartech Corp.	1,529,640

		8,945,433

Telecommunications (0.5%):
76,200	PTEK Holdings, Inc. (b)	758,952

Utilities (3.7%):
466,000	Aquila, Inc. (b)	1,477,220
36,600	Energen Corp.	1,968,348
45,700	UGI Corp.	1,765,391

		5,210,959

Total Common Stocks (Cost $105,159,818)		128,106,763

Depositary Receipts (4.8%):
39,200	iShares Russell 2000 Value Index Fund	6,834,520

Total Depositary Receipts (Cost $6,727,206)		6,834,520

Cash Sweep (7.6%):
10,821,743	Bank of New York	10,821,743

Total Cash Sweep (Cost $10,821,743)		10,821,743

Total Investments (Cost $122,708,767) (a) - 102.7%		$145,763,026

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $122,840,872. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,488,599
Unrealized depreciation	(3,566,445)

Net unrealized appreciation	$22,922,154

(b)	Non-income producing security.

(c)	The shares of these securities were purchased through private placement and are considered illiquid. These securities are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Issue description	Acquisition date	Cost	Value	Percent of total investments	Percent of net assets
Diamondrock Hospitality Co.	6/29/04	$1,424,000	$1,424,000	1.0%	1.0%
Fieldstone Investment Co.	*	1,446,150	1,650,825	1.1%	1.2%
JER Investors Trust, Inc.	5/27/04	2,023,499	2,023,499	1.4%	1.4%
Kohlberg Kravis Roberts & Co.	8/5/04	1,756,000	1,799,900	1.2%	1.3%
Provident Senior Living	7/26/04	1,618,500	1,618,500	1.1%	1.1%

			$8,516,724	5.8%	6.0%

*	92,700 shares of this security were acquired on 11/10/03 and 3,000 shares of this security were acquired on 4/21/04.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.4%):

Consumer Discretionary (21.4%):
23,500	Abercrombie & Fitch Co., Class A	$920,730
19,500	American Eagle Outfitters, Inc.	797,160
17,900	American Greetings Corp., Class A	473,455
5,250	Applebee’s International, Inc.	120,068
5,500	Autoliv, Inc.	235,125
19,300	BJ’s Wholesale Club, Inc. (b)	560,279
4,200	Blyth, Inc.	126,294
5,800	BorgWarner, Inc.	269,004
17,700	Caesars Entertainment, Inc. (b)	316,830
12,200	CEC Entertainment, Inc. (b)	463,844
28,800	Circuit City Stores, Inc.	468,000
36,000	Claire’s Stores, Inc.	936,720
17,400	Copart, Inc. (b)	323,292
6,100	Darden Restaurants, Inc.	149,450
14,600	Harte-Hanks, Inc.	375,804
5,100	International Speedway Corp.	239,904
5,600	Lear Corp.	301,952
3,900	Mandalay Resort Group	268,320
1,800	McClatchy Co. (The), Class A	125,100
2,100	NVR, Inc. (b)	1,316,700
24,100	Pacific Sunwear of California, Inc. (b)	564,904
13,500	Polaris Industries, Inc.	801,225
13,400	Sabre Holdings Corp., Class A	288,234
14,000	Sherwin-Williams Co. (The)	598,080
4,000	Timberland Co. (The), Class A (b)	245,600
7,200	Valassis Communications, Inc. (b)	247,536
580	Washington Post Co. (The), Class B	530,700

		12,064,310

Consumer Staples (4.2%):
8,800	Energizer Holdings, Inc. (b)	408,584
18,800	Hormel Foods Corp.	528,468
14,800	PepsiAmericas, Inc.	299,700
12,500	SUPERVALU, Inc.	368,625
54,500	Tyson Foods, Inc., Class A	790,250

		2,395,627

Energy (9.3%):
20,700	FMC Technologies, Inc. (b)	625,761
13,000	Forest Oil Corp. (b)	396,500
10,500	MDU Resources Group, Inc.	269,325
14,500	Newfield Exploration Co. (b)	843,900
39,600	Pepco Holdings, Inc.	816,156
14,000	Pogo Producing Co.	641,900
11,900	Smith International, Inc. (b)	691,152
12,500	Tidewater, Inc.	386,625
20,700	Varco International, Inc. (b) (b)	572,976

		5,244,295

Financials (20.3%):
8,500	American Capital Strategies, Ltd.	263,075
17,200	American Financial Group, Inc.	509,120
24,100	AmeriCredit Corp. (b)	467,540
11,100	AmerUs Group Co.	463,758
20,950	Associated Banc-Corp.	726,756

14,200	Astoria Financial Corp.	555,078
12,100	CBL & Associates Properties, Inc.	793,155
9,700	Certegy, Inc.	342,895
18,000	Colonial BancGroup, Inc. (The)	389,700
13,000	Compass Bancshares, Inc.	621,010
6,900	Everest Re Group Ltd.	547,653
16,590	Fidelity National Financial, Inc.	626,107
29,400	Hibernia Corp., Class A	852,600
22,500	Huntington Bancshares, Inc.	538,875
13,000	Independence Community Bank Corp.	489,190
6,100	IndyMac Bancorp, Inc.	196,786
15,800	Mack-Cali Realty Corp.	697,886
11,400	Protective Life Corp.	448,020
25,700	Providian Financial Corp. (b)	399,635
25,100	SEI Investments Co.	903,348
14,800	W. R. Berkley Corp.	632,552

		11,464,739

Health Care (10.4%):
17,800	Apria Healthcare Group, Inc. (b)	487,008
5,600	C.R. Bard, Inc.	318,080
2,300	Cephalon, Inc. (b)	109,641
8,200	Cerner Corp. (b)	370,230
8,800	Charles River Laboratories International, Inc. (b)	411,752
14,850	Coventry Health Care, Inc. (b)	607,365
34,700	Cytyc Corp. (b)	905,323
5,500	Eon Labs, Inc. (b)	135,355
2,656	Fisher Scientific International, Inc. (b)	152,348
9,000	Invitrogen Corp. (b)	521,100
11,600	PacifiCare Health Systems, Inc. (b)	413,192
29,300	Perrigo Co.	532,674
14,650	Renal Care Group, Inc. (b)	462,354
9,300	Triad Hospitals, Inc. (b)	307,179
10,300	VISX, Inc. (b)	171,804

		5,905,405

Industrials (10.5%):
9,200	Black & Decker Corp. (The)	738,576
5,800	Briggs & Stratton Corp.	416,498
22,400	Brink’s Co. (The)	719,040
8,800	Dun & Bradstreet Corp. (The) (b)	497,728
22,450	Graco, Inc.	772,280
20,300	J.B. Hunt Transport Services, Inc.	829,458
14,000	Precision Castparts Corp.	840,000
8,800	Rent-A-Center, Inc. (b)	211,112
18,000	Ryder System, Inc.	901,800

		5,926,492

Information Technology (10.9%):
39,050	Activision, Inc. (b)	565,444
21,200	Acxiom Corp.	530,000
9,800	Autodesk, Inc.	516,950
32,800	Avnet, Inc. (b)	556,288
30,600	Cree, Inc. (b)	1,056,006
8,200	Ingram Micro, Inc. (b)	141,450
11,600	Lam Research Corp. (b)	301,948
21,600	Microchip Technology, Inc.	653,400
12,100	Plantronics, Inc.	526,350
15,400	Polycom, Inc. (b)	318,010
25,900	Storage Technology Corp. (b)	699,818
4,300	Tech Data Corp. (b)	173,677
15,100	Western Digital Corp. (b)	125,783

		6,165,124

Materials (5.2%):
17,400	Bemis Co., Inc.	460,578
13,500	Cytec Industries, Inc.	627,885
9,800	Hubbell, Inc., Class B	448,056
19,500	Louisiana-Pacific Corp.	477,945
13,200	Lubrizol Corp. (The)	458,436

		2,959,635

Telecommunications (1.3%):
3,400	Commonwealth Telephone Enterprises, Inc. (b)	155,142
7,200	Harris Corp.	443,016
14,500	PTEK Holdings, Inc. (b)	144,420

		742,578

Utilities (5.9%):
28,500	Alliant Energy Corp.	751,830
10,100	NSTAR	499,647
27,000	ONEOK, Inc.	724,140
21,600	Questar Corp.	1,036,800
10,300	Republic Services, Inc.	317,240

		3,329,657

Total Common Stocks (Cost $52,349,624)		56,197,862

Investment Company (0.7%):
400,000	Victory Institutional Money Market Fund, Investor Shares	400,000

Total Investment Company (Cost $400,000)		400,000

Total Investments (Cost $52,749,624) (a) - 100.1%		$56,597,862

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $52,854,030. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,701,351
Unrealized depreciation	(957,519)

Net unrealized appreciation	$3,743,832

(b)	Non-income producing security.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth Stock Fund
Schedule of Portfolio Investments	October 31, 2004
(Unaudited)

Shares		Security Description	Value

Common Stocks (95.3%):

Consumer Discretionary (13.4%):
	69,490	American Eagle Outfitters, Inc.	$2,840,751
	83,580	Claire’s Stores, Inc.	2,174,752
	39,430	Coach, Inc. (b)	1,838,621
	49,400	Comcast Corp., Class A (b)	1,457,300
	16,620	eBay, Inc. (b)	1,622,278
	50,990	Harley-Davidson, Inc.	2,935,494
	112,350	Home Depot, Inc. (The)	4,615,338
	38,490	Lowe’s Cos., Inc.	2,166,217
	33,240	McGraw-Hill Cos., Inc. (The)	2,866,950
	38,090	Nike, Inc., Class B	3,097,098
	74,685	Starbucks Corp. (b)	3,949,343
	111,470	Time Warner, Inc. (b)	1,854,861
	53,690	Univision Communications, Inc. (b)	1,662,242
	34,600	Williams-Sonoma, Inc. (b)	1,320,682

			34,401,927

Consumer Staples (9.3%):
	33,700	Anheuser-Busch Cos., Inc.	1,683,315
	71,190	Gillette Co.	2,952,961
	129,684	PepsiCo, Inc.	6,429,732
	87,100	Procter & Gamble Co. (The)	4,457,778
	98,180	Wal-Mart Stores, Inc.	5,293,866
	50,140	Walgreen Co.	1,799,525
	19,700	William Wrigley Jr. Co.	1,288,380

			23,905,557

Energy (4.3%):
	38,720	BJ Services Co.	1,974,720
	82,820	Halliburton Co.	3,067,653
	31,810	Peabody Energy Corp.	2,028,842
	55,220	Transocean, Inc. (b)	1,946,505
	43,890	Valero Energy Corp.	1,885,953

			10,903,673

Financials (8.3%):
	52,030	American Express Co.	2,761,232
	17,180	Blackrock, Inc.	1,262,730
	47,810	Capital One Financial Corp.	3,526,465
	21,520	Corporate Executive Board Co. (The)	1,369,748
	63,870	Doral Financial Corp.	2,681,263
	61,200	First BanCorp.	3,337,236
	35,390	Goldman Sachs Group, Inc. (The)	3,481,668
	36,970	Moodys, Inc.	2,876,636

			21,296,978

Health Care (22.3%):
	74,350	Abbott Laboratories	3,169,541
	58,960	Amgen, Inc. (b)	3,348,928
	114,750	Andrx Corp. (b)	2,483,190
	27,120	Biomet, Inc.	1,265,962
	29,400	Charles River Laboratories International, Inc. (b)	1,375,626
	69,350	Covance, Inc. (b)	2,754,582
	72,280	Forest Laboratories, Inc. (b)	3,223,688
	45,920	Genentech, Inc. (b)	2,090,738
	95,390	Gilead Sciences, Inc. (b)	3,303,355
	144,740	Johnson & Johnson	8,449,920

45,910	Lilly (Eli) & Co.	2,520,918
57,440	Medtronic, Inc.	2,935,758
277,324	Pfizer, Inc.	8,028,529
27,240	Quest Diagnostics, Inc.	2,384,590
64,090	Triad Hospitals, Inc. (b)	2,116,893
31,350	UnitedHealth Group, Inc.	2,269,740
72,370	Varian Medical Systems, Inc. (b)	2,905,656
89,450	Watson Pharmaceutical, Inc. (b)	2,507,284

		57,134,898

Industrials (9.3%):
35,380	3M Co.	2,744,426
14,300	FedEx Corp.	1,303,016
58,963	General Electric Co.	2,011,818
78,400	Graco, Inc.	2,696,959
24,110	Illinois Tool Works, Inc.	2,224,871
30,100	Precision Castparts Corp.	1,806,000
53,630	Rockwell Automation, Inc.	2,235,835
69,570	Rockwell Collins, Inc.	2,467,648
47,810	Tyco International Ltd.	1,489,282
51,540	W.W. Grainger, Inc.	3,019,728
36,720	Yellow Roadway Corp. (b)	1,762,193

		23,761,776

Information Technology (24.8%):
46,890	Adobe Systems, Inc.	2,627,247
28,720	Affiliated Computer Services, Inc., Class A (b)	1,566,676
135,290	Applied Materials, Inc. (b)	2,178,169
33,530	Autodesk, Inc.	1,768,708
270,724	Cisco Systems, Inc. (b)	5,200,608
48,010	Cree, Inc. (b)	1,656,825
180,120	Cypress Semiconductor Corp. (b)	1,896,664
187,660	Dell, Inc. (b)	6,579,360
90,320	Flextronics International Ltd. (b)	1,088,356
265,840	Intel Corp.	5,917,598
51,940	International Business Machines Corp.	4,661,615
31,110	Intuit, Inc. (b)	1,411,150
24,940	Lexmark International, Inc. (b)	2,072,763
29,720	Maxim Integrated Products, Inc.	1,307,383
67,080	Microchip Technology, Inc.	2,029,170
434,260	Microsoft Corp.	12,154,936
110,820	Motorola, Inc.	1,912,753
73,960	QUALCOMM, Inc.	3,092,268
38,660	Scientific-Atlanta, Inc.	1,058,897
31,300	Symantec Corp. (b)	1,782,222
43,130	Yahoo, Inc. (b)	1,560,875

		63,524,243

Materials (2.6%):
108,670	Mosaic Co. (The) (b)	1,634,397
76,610	Novellus Systems, Inc. (b)	1,984,965
44,120	Nucor Corp.	1,863,188
30,520	Praxair, Inc.	1,287,944

		6,770,494

Telecommunications (1.0%):
45,900	Nextel Communications, Inc., Class A (b)	1,215,891
68,640	Sprint Corp. (FON Group)	1,438,008

		2,653,899

Total Common Stocks (Cost $228,846,345)		244,353,445

Depositary Receipts (3.8%):
207,430	Financial Select Sector SPDR Fund	5,934,572
68,890	Nasdaq 100 Share Index (b)	2,544,797
11,190	S&P 500 Depositary Receipt	1,268,834

Total Depositary Receipts (Cost $9,609,122)		9,748,203

Investment Company (0.6%):
1,500,984	Victory Institutional Money Market Fund, Investor Shares	1,500,984

Total Investment Company (Cost $1,500,984)		1,500,984

Total Investments (Cost $239,956,451) (a) - 99.7%		$255,602,632

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $240,117,359. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,402,353
Unrealized depreciation	(8,917,080)

Net unrealized appreciation	$15,485,273

(b)	Non-income producing security.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares	Security Description	Value
Common Stocks (95.0%):

Consumer Discretionary (11.5%):
48,660	Claire’s Stores, Inc.	1,266,133
9,970	eBay, Inc. (b)	973,172
26,060	Harley-Davidson, Inc.	1,500,274
58,430	Home Depot, Inc. (The)	2,400,305
34,580	J.C. Penney Co., Inc.	1,196,122
30,950	Masco Corp.	1,060,347
63,030	McDonald’s Corp.	1,837,325
17,220	Nike, Inc., Class B	1,400,158
20,416	Starbucks Corp. (b)	1,079,598
82,230	Time Warner, Inc. (b)	1,368,307
30,280	Urban Outfitters, Inc. (b)	1,241,480
26,190	Viacom, Inc., Class B	955,673

		16,278,894

Consumer Staples (8.3%):
19,410	Clorox Co. (The)	1,059,786
20,500	Kimberly - Clark Corp.	1,223,235
41,145	PepsiCo, Inc.	2,039,969
53,960	Procter & Gamble Co. (The)	2,761,673
60,900	Wal-Mart Stores, Inc.	3,283,728
21,450	William Wrigley Jr. Co.	1,402,830

		11,771,221

Energy (10.2%):
26,500	Burlington Resources, Inc.	1,099,750
30,200	ChevronTexaco Corp.	1,602,412
22,510	ConocoPhillips	1,897,818
90,730	Exxon Mobil Corp.	4,465,731
32,070	Halliburton Co.	1,187,873
12,080	Occidental Petroleums Corp.	674,426
22,090	Peabody Energy Corp.	1,408,900
29,040	Transocean, Inc. (b)	1,023,660
23,600	Valero Energy Corp.	1,014,092

		14,374,662

Financials (19.0%):
15,890	American Express Co.	843,282
91,640	Bank of America Corp.	4,104,555
16,390	Bear Stearns Companies, Inc.	1,552,953
19,930	Capital One Financial Corp.	1,470,037
32,860	CIT Group, Inc.	1,327,544
33,980	Doral Financial Corp.	1,426,480
9,300	Everest Re Group Ltd.	738,141
34,510	Fidelity National Financial, Inc.	1,302,407
44,070	First American Financial Corp.	1,374,543
31,110	First BanCorp.	1,696,428
14,760	First Horizon National Corp.	638,813
18,230	Healthcare Realty Trust, Inc.	735,581
49,560	Hibernia Corp., Class A	1,437,240
63,705	J.P. Morgan Chase & Co.	2,459,013
43,340	KeyCorp	1,455,791
16,440	Lehman Brothers Holdings, Inc.	1,350,546
24,660	PNC Financial Services Group	1,289,718
20,090	SunTrust Banks, Inc.	1,413,934

		26,617,006

Health Care (10.2%):
21,810	Abbott Laboratories	929,760
40,410	Amgen, Inc. (b)	2,295,288
13,140	Anthem, Inc. (b)	1,056,456
24,930	C.R. Bard, Inc.	1,416,024
21,930	Charles River Laboratories International, Inc. (b)	1,026,105
57,356	Johnson & Johnson	3,348,443
15,290	Lilly (Eli) & Co.	839,574
16,010	Medtronic, Inc.	818,271
91,018	Pfizer, Inc.	2,634,971

		14,364,892

Industrials (10.6%):
10,900	3M Co.	845,513
18,850	DST Systems, Inc. (b)	845,423
142,940	General Electric Co.	4,877,112
8,250	Illinois Tool Works, Inc.	761,310
34,350	Norfolk Southern Corp.	1,166,183
19,260	Paccar, Inc.	1,334,911
34,610	Rockwell Automation, Inc.	1,442,891
10,750	Textron, Inc.	732,613
70,610	Tyco International Ltd.	2,199,501
7,470	United Technologies Corp.	693,365

		14,898,822

Information Technology (16.1%):
27,570	Adobe Systems, Inc.	1,544,747
60,420	Applied Materials, Inc. (b)	972,762
24,360	Autodesk, Inc.	1,284,990
66,500	Cisco Systems, Inc. (b)	1,277,465
14,310	Computer Sciences Corp. (b)	710,778
52,160	Dell, Inc. (b)	1,828,730
32,030	Eastman Kodak Co.	969,868
63,480	Intel Corp.	1,413,065
22,390	International Business Machines Corp.	2,009,503
25,870	Intuit, Inc. (b)	1,173,463
24,560	Maxim Integrated Products, Inc.	1,080,394
79,260	MEMC Electronic Materials, Inc. (b)	745,044
24,650	Microchip Technology, Inc.	745,663
143,280	Microsoft Corp.	4,010,406
85,580	Motorola, Inc.	1,477,111
21,090	QUALCOMM, Inc.	881,773
17,440	Yahoo, Inc. (b)	631,154

		22,756,916

Materials (2.9%):
16,530	Air Products & Chemicals, Inc.	879,065
27,260	Ball Corp.	1,086,311
19,590	FMC Corp. (b)	859,022
30,320	Nucor Corp.	1,280,414

		4,104,812

Telecommunications (3.5%):
22,960	ALLTEL Corp.	1,261,193
99,740	Sprint Corp. (FON Group)	2,089,552
41,596	Verizon Communications, Inc.	1,626,404

		4,977,149

Utilities (2.7%):
55,790	Edison International	1,701,595
37,950	ONEOK, Inc.	1,017,819
19,810	PP&L Corporation	1,030,120

		3,749,534

Total Common Stocks (Cost $122,124,132)		133,893,908

Depositary Receipts (2.7%):
36,040	Health Care Select Sector SPDR Fund	1,014,526
38,250	Nasdaq 100 Share Index (b)	1,412,955
12,350	S&P 500 Depositary Receipt	1,400,367

Total Depositary Receipts (Cost $3,768,108)		3,827,848

Investment Company (2.2%):
3,155,817	Victory Institutional Money Market Fund, Investor Shares	3,155,817

Total Investment Company (Cost $3,155,817)		3,155,817

Total Investments (Cost $129,048,057) (a) - 99.9%		$140,877,573

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $129,526,380. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,682,395
Unrealized depreciation	(2,331,202)

Net unrealized appreciation	$11,351,193

(b)	Non-income producing security.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares	Security Description	Value
Common Stocks (96.4%):
Consumer Discretionary (10.7%):
48,530	ArvinMeritor, Inc.	$905,570
72,655	Comcast Corp., Class A (b)	2,143,323
31,190	Federated Department Stores, Inc.	1,573,536
24,620	Gannett Co., Inc.	2,042,229
34,610	J.C. Penney Co., Inc.	1,197,160
112,610	McDonald’s Corp.	3,282,581
30,540	RadioShack Corp.	914,062
232,220	Time Warner, Inc. (b)	3,864,140
20,060	Toll Brothers, Inc. (b)	929,781
39,345	Viacom, Inc., Class B	1,435,699
55,800	Walt Disney Co. (The)	1,407,276

		19,695,357

Consumer Staples (5.2%):
59,144	Altria Group, Inc.	2,866,118
70,660	ConAgra Foods, Inc.	1,865,424
58,880	CVS Corp.	2,558,925
36,850	Kimberly - Clark Corp.	2,198,840

		9,489,307

Energy (13.7%):
58,790	ChevronTexaco Corp.	3,119,397
46,950	ConocoPhillips	3,958,355
42,294	Devon Energy Corp.	3,128,487
174,798	Exxon Mobil Corp.	8,603,558
20,200	Noble Corp. (b)	922,736
55,500	Occidental Petroleums Corp.	3,098,565
14,640	Peabody Energy Corp.	933,739
32,610	Valero Energy Corp.	1,401,252

		25,166,089

Financials (31.4%):
193,460	Bank of America Corp.	8,665,072
25,170	Bear Stearns Companies, Inc.	2,384,858
25,850	Capital One Financial Corp.	1,906,696
45,070	CIT Group, Inc.	1,820,828
45,030	Comerica, Inc.	2,769,795
24,530	Everest Re Group Ltd.	1,946,946
47,390	Fidelity National Financial, Inc.	1,788,499
61,200	First American Financial Corp.	1,908,828
21,000	First Horizon National Corp.	908,880
13,720	Goldman Sachs Group, Inc. (The)	1,349,774
69,720	Hibernia Corp., Class A	2,021,880
106,019	J.P. Morgan Chase & Co.	4,092,332
70,790	KeyCorp	2,377,836
32,380	Lehman Brothers Holdings, Inc.	2,660,017
66,940	National City Corp.	2,608,652
71,160	New Plan Excel Realty Trust	1,861,546
48,890	PMI Group, Inc. (The)	1,897,910
34,570	PNC Financial Services Group	1,808,011
58,250	Principal Financial Group, Inc.	2,199,520
21,560	SunTrust Banks, Inc.	1,517,393
62,000	TCF Financial Corp.	1,954,240
65,370	Wachovia Corp.	3,216,858
67,170	Wells Fargo & Co.	4,011,392

		57,677,763

Health Care (1.8%):
26,700	Triad Hospitals, Inc. (b)	881,901
49,530	Watson Pharmaceutical, Inc. (b)	1,388,325
25,330	Wyeth	1,004,335

		3,274,561

Industrials (12.1%):
52,380	Burlington Northern Santa Fe Corp.	2,190,008
261,480	General Electric Co.	8,921,697
10,570	Illinois Tool Works, Inc.	975,400
67,630	Norfolk Southern Corp.	2,296,039
21,150	Textron, Inc.	1,441,373
38,030	Timken Co.	912,720
78,080	Tyco International Ltd.	2,432,191
52,470	United Defense Industries, Inc. (b)	2,106,146
10,240	United Technologies Corp.	950,477

		22,226,051

Information Technology (4.6%):
62,750	Eastman Kodak Co.	1,900,070
49,573	Hewlett-Packard Co.	925,032
23,410	International Business Machines Corp.	2,101,047
153,010	MEMC Electronic Materials, Inc. (b)	1,438,294
73,530	Microsoft Corp.	2,058,105

		8,422,548

Materials (5.3%):
24,440	Air Products & Chemicals, Inc.	1,299,719
28,540	Dow Chemical Co. (The)	1,282,588
49,620	FMC Corp. (b)	2,175,836
59,880	MeadWestvaco Corp.	1,888,016
17,150	Northrop Grumman Corp.	887,513
50,520	Nucor Corp.	2,133,460

		9,667,132

Telecommunications (5.8%):
91,170	Nokia Corp., ADR	1,405,841
85,120	SBC Communications, Inc.	2,150,131
143,060	Sprint Corp. (FON Group)	2,997,107
104,471	Verizon Communications, Inc.	4,084,817

		10,637,896

Utilities (5.8%):
78,520	Edison International	2,394,861
54,110	Exelon Corp.	2,143,838
84,710	ONEOK, Inc.	2,271,922
61,780	PG&E Corp. (b)	1,979,431
35,390	PP&L Corporation	1,840,280

		10,630,332

Total Common Stocks (Cost $157,468,735)		176,887,036

Depositary Receipts (3.1%):
98,530	Financial Select Sector SPDR Fund	2,818,943
66,140	Health Care Select Sector SPDR Fund	1,861,841
40,100	Utilities Select Sector SPDR Fund	1,053,427

Total Depositary Receipts (Cost $5,617,490)		5,734,211

Investment Company (1.5%):
2,726,673	Victory Institutional Money Market Fund, Investor Shares	2,726,673

Total Investment Company (Cost $2,726,673)		2,726,673

Total Investments (Cost $165,812,898) (a) - 101.0%		$185,347,920

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $166,748,738. The gross unrealized appreciation/ (depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,053,384
Unrealized depreciation	(2,454,202)

Net unrealized appreciation	$18,599,182

(b)	Non-income producing security.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Diversified Fixed Income Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares or Principal Amount	Security Description	Value
Corporate Bonds (51.3%):

Consumer Discretionary (4.9%):
$5,000,000	Estee Lauder Cos., Inc., 6.00%, 1/15/12	$5,549,510
1,400,000	McDonald’s Corp., 6.50%, 8/1/07	1,520,750
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	3,228,475
3,175,000	Wendy’s International, Inc., 6.20%, 6/15/14	3,512,344

		13,811,079

Consumer Staples (4.0%):
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,769,700
3,615,000	Kraft Foods, Inc., 4.00%, 10/1/08	3,658,632
2,200,000	Procter & Gamble Co., 8.50%, 8/10/09	2,648,250
448,000	Ralston Purina Co., 7.88%, 6/15/25	583,421
2,495,000	SYSCO Corp., 7.25%, 4/15/07	2,738,263

		11,398,266

Energy (4.5%):
800,000	Amoco Argentina, 6.63%, 9/15/05	828,000
5,000,000	Amoco Co., 6.50%, 8/1/07	5,450,000
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,310,164
1,028,000	ChevronTexaco Corp., 8.11%, 12/1/04, ChevronTexaco Corp. Guaranteed	1,032,571
3,692,000	Rowan Cos., Inc., Title XI Shipping Bonds, 5.88%, 3/15/12, U.S. Government Guaranteed	3,990,834

		12,611,569

Financials (19.9%):

Banking (5.2%):
975,000	Bank of New York Co., Inc., Series E, 2.20%, 5/12/06, MTN	967,574
3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	3,296,250
1,000,000	Citigroup, INC., 4.25%, 7/29/09	1,023,268
4,113,632	Fifth Third Bank, 2.87%, 8/10/09	4,075,849
1,350,000	U.S. Bancorp, 5.10%, 7/15/07	1,414,684
4,000,000	Wells Fargo Co., 3.12%, 8/15/08	3,929,120

		14,706,745

Broker-Dealer (2.2%):
2,100,000	Goldman Sachs Group, Inc., 5.15%, 1/15/14	2,134,591
3,950,000	Merrill Lynch & Co., Inc., Series B, 3.38%, 9/14/07, MTN	3,964,374

		6,098,965

Financial Services (8.7%):
3,750,000	Countrywide Home Loan, 2.88%, 2/15/07, MTN	3,713,966
2,000,000	General Electric Capital Corp., 5.00%, 2/15/07, MTN 8.63%, 6/15/08	2,087,620
4,230,000	Pitney Bowes Credit Corp., 5.75%, 8/15/08	4,587,211
5,575,000	SLM Corp., 1.87%, 7/25/08	5,570,496
5,347,267	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	5,294,089

		24,764,228

Insurance (3.8%):
5,000,000	Berkshire Hathaway Financial, 4.20%, 12/15/10	4,989,340
2,500,000	Genworth Financial, Inc., 5.75%, 6/15/14	2,654,603
3,000,000	Protective Life Secured Trust, Series 2003-1, 3.70%, 11/24/08, MTN	3,020,373

		10,664,316

		56,234,254

Foreign Government (2.9%):
3,000,000	Province of Ontario, 3.28%, 3/28/08	3,000,000
5,000,000	Republic of Finland, 4.75%, 3/6/07	5,211,930

		8,211,930

Health Care (2.9%):
5,000,000	Astrazeneca PLC, 5.40%, 6/1/14	5,337,205
2,400,000	Pharmacia Corp., 6.75%, 12/15/27	2,840,736

		8,177,941

Industrials (3.4%):
5,384,052	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	6,360,401
3,000,000	General Electric Co., 5.00%, 2/1/13	3,114,978

		9,475,379

Personal Credit Institutions (0.9%):
2,525,000	UPFC Auto Receivables Trust, Series 2004-A, 2.56%, 6/15/07, AMBAC	2,525,303

Sovereign Agency (1.8%):
5,000,000	Export Development Corp., 4.55%, 6/30/05	5,079,050

Special Purpose Entity (1.1%):
3,000,000	Ohana Military Communities LLC, Series 04I, 5.47%, 10/1/21 (b)	3,131,250

Supranational Agency (2.5%):
920,000	African Development Bank, 6.88%, 10/15/15	1,091,979
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,992,020

		7,083,999

Telecommunications (2.5%):
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	5,450,313
1,500,000	Southwestern Bell Telephone Co., 7.00%, 7/1/15	1,721,250

		7,171,563

Total Corporate Bonds (Cost $138,556,858)		144,911,583

Private Placements (4.3%):

Financials (3.6%):
5,000,000	MBIA Global Funding LLC, 5.38%, 6/20/14, (b)	5,193,220
5,000,000	Monumental Global Funding II, 3.90%, 6/15/09, (b)	5,006,250

		10,199,470

Materials (0.7%):
2,000,000	North Finance (Bermuda) Ltd., 7.00%, 9/15/05, (b)	2,051,050

Total Private Placements (Cost $11,996,946)		12,250,520

U.S. Government Agencies (25.9%):

Federal Home Loan Bank (4.4%):
5,000,000	6.50%, 11/15/05	5,207,855
2,500,000	4.88%, 11/15/06	2,601,513
1,000,000	5.80%, 9/2/08	1,086,682
3,000,000	7.63%, 5/14/10	3,573,885

		12,469,935

Federal Home Loan Mortgage Corp. (9.2%):
4,000,000	1.72%, 11/2/04	3,999,618
2,075,000	6.75%, 5/30/06	2,208,609
2,000,000	2.00%, 3/9/07	1,987,390
2,025,000	2.13%, 4/19/07, (c)	2,017,218
3,500,000	3.38%, 8/23/07	3,501,033
7,000,000	4.15%, 12/18/08	7,005,634
5,000,000	6.25%, 3/5/12	5,287,174

		26,006,676

Federal National Mortgage Assoc. (6.8%):
5,000,000	5.50%, 5/2/06	5,205,050
5,000,000	6.00%, 5/15/08	5,456,610
5,000,000	3.80%, 2/3/09	5,013,680
1,000,000	6.88%, 9/10/12	1,090,310
2,600,000	4.60%, 6/5/18	2,445,864

		19,211,514

Housing & Urban Development (1.1%):
2,950,000	6.41%, 8/1/14	3,205,644

Private Export Funding (2.3%):
565,000	7.11%, 4/15/07	620,794
3,100,000	6.67%, 9/15/09	3,514,625
2,200,000	4.97%, 8/15/13	2,296,250

		6,431,669

Small Business Administration Corp. (1.5%):
3,821,603	6.34%, 8/1/11	4,123,807

U.S. Agency for International Development (0.6%):
1,500,000	AID to Israel, 5.50%, 12/4/23	1,572,581

Total U.S. Government Agencies (Cost $70,407,904)		73,021,826

U.S. Treasury Bonds (9.2%):
6,400,000	7.25%, 5/15/16	8,121,005
2,850,000	7.88%, 2/15/21	3,893,927
8,000,000	6.25%, 8/15/23	9,452,503
4,000,000	5.50%, 8/15/28	4,357,480

Total U.S. Treasury Bonds (Cost $23,432,590)		25,824,915

U.S. Treasury Notes (6.5%):
1,000,000	7.50%, 2/15/05	1,016,055
1,475,000	6.50%, 5/15/05	1,509,686
5,000,000	5.75%, 11/15/05	5,180,275
3,000,000	6.63%, 5/15/07	3,288,048
2,000,000	5.63%, 5/15/08	2,178,438
3,000,000	4.00%, 6/15/09	3,098,790
2,000,000	4.00%, 11/15/12	2,022,814

Total U.S. Treasury Notes (Cost $17,869,792)		18,294,106

Investment Company (0.7%):
1,856,343	Victory Institutional Money Market Fund, Investor Shares	1,856,343

Total Investment Company (Cost $1,856,343)		1,856,343

Total Investments (Cost $264,120,433) (a) - 97.9%		276,159,293

Percentages indicated are based on net assets.

(a)	Cost for federal income tax purposes is $264,155,524. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,441,318
Unrealized depreciation	(437,549)

Net unrealized appreciation	$12,003,769

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. The Fund’s adviser has deemed these securities to be liquid based upon procedures approved by the Board of Trustees.

(c)	Step coupon bond. Rate represents rate in effect on October 31, 2004. Maturity reflects final maturity date.

LLC - Limited Liability Corporation

MTN	– Medium Term Note

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments	October 31, 2004
(Unaudited)

Principal Amount		Security Description	Value
Alternative Minimum Tax Paper (10.7%):

Hawaii (10.7%):
	$3,000,000	Hawaii Airport System Revenue, 5.625%, 7/1/18, Callable 7/1/21 @ 100, FGIC	$3,362,460
	15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	18,164,794
	3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, Callable 7/1/10 @ 101, AMBAC	3,297,480
	5,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 6.20%, 5/1/26, Callable 5/1/06 @ 101, MBIA	5,290,550
	5,200,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,627,076
	1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,656,495
	410,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 6.00%, 7/1/26, Callable 7/1/ 05 @ 101, FNMA	415,773

			37,814,628

Total Alternative Minimum Tax Paper (Cost $33,493,509)			37,814,628

Municipal Bonds (88.2%):

Arizona (2.4%):
	1,000,000	Maricopa School District No. 69 Paradise Valley GO, 5.40%, 7/1/12, Callable 7/1/05 @ 101, MBIA	1,032,460
	1,000,000	Mesa GO, 5.00%, 7/1/13, FGIC	1,107,460
	2,150,000	Phoenix Civic Improvement Corp. Revenue, 5.25%, 7/1/16, Callable 7/1/27 @ 100, MBIA	2,306,413
	1,040,000	Pima County Unified School District No.1 Tucson GO, 4.75%, 7/1/14, Callable 7/1/12@ 100, FSA	1,123,023
	2,510,000	Scottsdale GO, 5.375%, 7/1/16, Callable 7/1/11 @ 101	2,842,450

			8,411,806

Arkansas (0.3%):
	445,000	Cabot School District No. 4 Lonoke County GO, 3.30%, 2/1/13, Callable 8/1/08 @ 100, AMBAC	441,177
	490,000	Sheridan School District No. 37 GO, 4.50%, 2/1/16, Callable 8/1/08 @ 100, AMBAC	503,220

			944,397

California (0.8%):
2,745,000	San Francisco City & County Airport Community International Airport Revenue, Second Series, 5.625%, 5/1/21, Callable 5/1/06 @ 101, FGIC	2,929,656

Colorado (0.2%):
600,000	Adams & Arapahoe Counties School District No. 28 GO, Series C, 5.35%, 12/1/15, Callable 12/1/06 @ 102, FGIC	649,638

Florida (4.3%):
700,000	Florida State Board of Education Capital Outlay GO, Series 99E, 5.25%, 6/1/12, Callable 6/1/11 @ 101	790,622
3,000,000	Florida State Board of Education Capital Outlay GO, Series C, 5.875%, 6/1/20, Callable 6/1/10 @ 101, FGIC	3,441,960
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Callable 7/1/10 @ 101	4,001,550
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,345,320
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17	4,680,388

		15,259,840

Georgia (4.2%):
390,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, Escrowed to Maturity, MBIA	502,718
6,420,000	Georgia Municipal Electric Authority Power Revenue, Series W, 6.60%, 1/1/18, MBIA	8,077,001
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,762,378
2,800,000	Milledgeville Water & Sewer Revenue, 6.00%, 12/1/16, FSA	3,416,476

		14,758,573

Hawaii (46.9%):
2,000,000	Hawaii County GO, Series A, 5.50%, 5/1/08, FGIC	2,217,260
605,000	Hawaii County GO, Series A, 5.60%, 5/1/13, FGIC	700,548
1,065,000	Hawaii County GO, Series A, 5.50%, 7/15/14, FGIC	1,207,486
1,340,000	Hawaii County GO, Series A, 5.50%, 7/15/15, FGIC	1,513,262
2,000,000	Hawaii County GO, Series A, 5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,221,620
3,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 4.95%, 4/1/12, MBIA	3,327,150
2,000,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A, 5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,235,960

1,390,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.30%, 7/1/08, Callable 1/7/05 @ 101, MBIA	1,427,752
3,680,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Kapiolani Health Care System, 6.40%, 7/1/13, Callable 1/7/05 @ 101, MBIA	3,746,718
1,455,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 5.875%, 7/1/11, Callable 7/1/06 @ 102	1,575,023
2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Callable 7/1/08 @ 102, MBIA	2,630,900
2,795,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.70%, 7/1/13, Callable 7/1/05 @ 101, FNMA	2,857,049
1,325,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 6.90%, 7/1/16, Callable 7/1/05 @ 100, FNMA	1,343,590
5,980,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 5.85%, 7/1/17, Callable 7/1/05 @ 101, FNMA	6,094,935
3,475,000	Hawaii Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 7.00%, 7/1/31, Callable 7/1/05 @ 100, FNMA	3,542,311
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/05 @ 101, AMBAC	2,439,637
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,376,300
1,350,000	Hawaii State GO, Series CH, 4.75%, 11/1/11, MBIA	1,483,758
1,335,000	Hawaii State GO, Series CH, 4.75%, 11/1/13, MBIA	1,469,301
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,710,460
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,693,860
2,000,000	Hawaii State GO, Series CN, 5.50%, 3/1/14, Callable 3/1/07 @ 102, FGIC	2,177,320
4,975,000	Hawaii State GO, Series CN, 5.25%, 3/1/15, Callable 3/1/07 @ 102, FGIC	5,388,074
5,255,000	Hawaii State GO, Series CP, 5.00%, 10/1/12, Callable 10/1/07 @ 101, FGIC	5,695,158
5,300,000	Hawaii State GO, Series CP, 5.00%, 10/1/13, Callable 10/1/07 @ 101, FGIC	5,743,927
4,310,000	Hawaii State GO, Series CP, 5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	4,671,006

3,000,000	Hawaii State GO, Series CP, 5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	3,251,280
2,050,000	Hawaii State GO, Series CP, 5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	2,218,695
3,150,000	Hawaii State GO, Series CR, 5.00%, 4/1/16, Callable 4/1/08 @ 101, MBIA	3,419,703
5,500,000	Hawaii State GO, Series CR, 5.00%, 4/1/17, Callable 4/1/08 @ 101, MBIA	5,961,504
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,318,880
2,000,000	Hawaii State GO, Series CT, 5.875%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,318,880
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	589,515
750,000	Hawaii State GO, Series CZ, 5.50%, 7/1/13, FSA	861,405
5,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/16, MBIA	5,516,400
1,000,000	Hawaii State GO, Series DD, 5.00%, 5/1/17, MBIA	1,099,080
4,240,000	Hawaii State GO, Series DD, 5.00%, 5/1/18, MBIA	4,628,214
1,000,000	Hawaii State Highway Revenue, 5.25%, 7/1/14, Callable 7/1/08 @ 101, FGIC	1,097,350
2,000,000	Hawaii State Highway Revenue, 5.375%, 7/1/14, Callable 7/1/11 @ 100, FSA	2,233,580
2,325,000	Hawaii State Highway Revenue, 5.375%, 7/1/15, Callable 7/1/11 @ 100, FSA	2,587,748
1,250,000	Hawaii State Highway Revenue, 5.25%, 7/1/16, Callable 7/1/06 @ 102, MBIA	1,335,500
1,350,000	Hawaii State Highway Revenue, 5.375%, 7/1/17, Callable 7/1/10 @ 100, FSA	1,487,646
2,530,000	Hawaii State Highway Revenue, 5.375%, 7/1/18, Callable 7/1/10 @ 100, FSA	2,789,325
875,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, FGIC	1,018,413
2,125,000	Honolulu City & County GO, Series A, 6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,486,293
4,820,000	Honolulu City & County GO, Series A, 5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,599,924
465,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, Escrowed to Maturity, FGIC	546,356
1,865,000	Honolulu City & County GO, Series A, 5.75%, 4/1/12, FGIC	2,165,825
850,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, Escrowed to Maturity, FGIC	1,004,581
3,345,000	Honolulu City & County GO, Series A, 5.75%, 4/1/13, FGIC	3,905,087
5,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Callable 9/1/06 @ 102, FGIC	5,426
1,670,000	Honolulu City & County GO, Series A, 5.625%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,875,544

3,500,000	Honolulu City & County GO, Series A, 5.375%, 9/1/18, Callable 9/1/11 @ 100, FSA	4,018,910
1,000,000	Honolulu City & County GO, Series B, 5.125%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,109,680
295,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, Escrowed to Maturity, FGIC	337,185
640,000	Honolulu City & County GO, Series B, 5.25%, 10/1/12, FGIC	727,206
2,595,000	Honolulu City & County GO, Series B, 5.125%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,809,684
2,500,000	Honolulu City & County GO, Series C, 5.125%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,740,850
2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	2,104,500
2,320,000	Honolulu City & County Water GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,754,281
935,000	Honolulu City & County Water GO, 6.00%, 12/1/14, Escrowed to Maturity, FGIC	1,135,586
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,531,607
1,000,000	Maui County GO, 6.00%, 12/15/08, FGIC	1,142,390
1,005,000	Maui County GO, Series A, 5.10%, 9/1/11, Callable 9/1/07 @ 101, FGIC	1,097,380
1,160,000	Maui County GO, Series A, 5.125%, 3/1/15, Callable 3/1/08 @ 101, FGIC	1,263,785
2,040,000	Maui County GO, Series A, 5.375%, 3/1/17, Callable 3/1/08 @ 101, FGIC	2,235,248
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, FGIC	1,223,179
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, FGIC	1,137,530
1,205,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,340,575
1,000,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,079,250

		165,601,345

Illinois (2.0%):
1,000,000	Central Lake County Joint Action Water Agency Revenue, 5.25%, 5/1/13, AMBAC	1,131,560
3,230,000	Chicago GO, Series A, 5.375%, 1/1/14, Callable 7/1/12 @ 100, AMBAC	3,654,616
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,306,160

		7,092,336

Indiana (0.4%):
290,000	Indiana Board Bank Revenue Common School Fund, Series B, 5.00%, 2/1/09, MBIA	318,153
1,000,000	Tri School Indiana School Revenue, 5.00%, 7/15/15, FSA	1,099,800

		1,417,953

Kentucky (0.4%):
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,421,163

Massachusetts (2.0%):
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,148,500
5,000,000	Massachusetts State GO, Series D, 5.25%, 11/1/17, MBIA	5,691,550
80,000	Massachusetts State Water Pollution Abatement Revenue, Series 2, 5.70%, 2/1/13, Callable 2/1/05 @ 102	82,331

		6,922,381

Michigan (4.5%):
3,000,000	Caledonia Community Schools GO, 5.50%, 5/1/23, Callable 5/1/10 @ 100, FGIC	3,294,390
1,000,000	Kentwood Michigan Public Schools GO, 5.00%, 5/1/16, MBIA	1,095,540
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Callable 10/1/10 @ 101	3,456,750
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,638,795
3,000,000	Michigan State GO, 5.50%, 12/1/13	3,483,360
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,745,478

		15,714,313

Minnesota (0.3%):
1,000,000	St. Paul Special Assessment GO, Series B, 5.00%, 3/1/13	1,075,940

Missouri (0.6%):
2,000,000	University of Missouri Revenue, Series B, 5.375%, 11/1/16	2,241,400

Nevada (0.4%):
1,200,000	Clark County Nevada Passenger Facilities Charge Revenue, Las Vegas McCarran International Airport, 6.25%, 7/1/08, AMBAC	1,356,456

New Jersey (0.5%):
1,560,000	New Jersey Wastewater Treatment Trust Revenue, Series A, 7.00%, 5/15/08, MBIA	1,805,138

New Mexico (0.5%):
1,625,000	Sante Fe Gross Receipts Tax Revenue, Series B, 5.625%, 6/1/16, Callable 6/1/06 @ 102, AMBAC	1,743,268

New York (2.5%):
5,000,000	New York State Thruway Authority General Revenue, Series D, 5.50%, 1/1/16, Callable 1/1/07 @ 102	5,428,250
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,278,620
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,133,570

		8,840,440

North Carolina (0.1%):
275,000	University Systems Pool Revenue, Series A, 4.00%, 4/1/15, AMBAC	285,266

Ohio (3.7%):
2,320,000	Cleveland Package Facilities Revenue, 5.50%, 9/15/16, Callable 9/15/06 @ 102, MBIA	2,503,744
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,316,635
1,000,000	Hamilton County Sales Tax Revenue, Series B, 5.25%, 12/1/18, AMBAC	1,099,630
2,085,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.25%, 4/1/14, MBIA	2,382,550
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, FSA	1,137,580
2,250,000	Ohio State Community Turnpike Revenue, Series B, 5.50%, 2/15/12, FSA	2,585,295

		13,025,434

Oregon (2.6%):
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,421,687
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,700,499

		9,122,186

Puerto Rico (0.5%):
1,500,000	Puerto Rico Commonwealth Public Improvement GO, Series A, 5.50%, 7/1/13, FGIC	1,752,930

South Carolina (0.1%):
450,000	Orangeburg County School District GO, 5.00%, 4/1/16, FSA	498,762

Tennessee (0.5%):
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 101	1,730,000

Texas (0.4%):
1,365,000	New Braunfels GO, 5.00%, 10/1/16, AMBAC	1,508,680

Virginia (1.6%):
3,650,000	Norfolk Water Revenue, 5.75%, 11/1/13, Callable 11/1/05 @ 102, MBIA	3,855,313
1,750,000	Richmond GO, Series B, 5.20%, 1/15/14, Callable 1/15/06 @ 102, FGIC	1,850,188

		5,705,501

Washington (5.2%):
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, FGIC	3,736,529
3,000,000	King County Sewer Revenue, Second Series, 6.25%, 1/1/14, Callable 1/1/09 @ 101, FGIC	3,475,380
1,125,000	Skagit County Public Hospital District GO, Series B, 5.375%, 12/1/17, MBIA	1,267,144
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,132,310

2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,241,498
850,000	Snohomish County WA School District No. 2, 5.00%, 6/1/09	937,491
4,000,000	Washington State GO, Series A, 5.625%, 7/1/19, Callable 7/1/10 @ 100	4,476,480

		18,266,832

Wisconsin (0.3%):
1,000,000	Milwaukee Sewerage Revenue, Series S4, 5.00%, 6/1/18, Callable 6/1/13 @ 100, FGIC	1,077,240

Total Municipal Bonds (Cost $281,849,114)		311,158,874

Total Investments (Cost $315,342,623) (a) - 98.9%		$348,973,502

Percentages indicated are based on net assets.

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$33,633,598
Unrealized depreciation	(2,719)

Net unrealized appreciation	$33,630,879

Aggregate cost for federal income tax purposes is the same.

AMBAC	– Insured by AMBAC Indemnity Corporation
FGIC	– Insured by the Financial Guaranty Insurance Company
FNMA	– Insured by Federal National Mortgage Association collateral
FSA	– Insured by Financial Security Assurance
GO	– General Obligation
MBIA	– Insured by MBIA, Inc.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Short Intermediate U.S. Government Securities Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (81.9%):
Federal Farm Credit Bank (22.0%):
$1,172,000	1.69%, 11/1/04	$1,171,945
690,000	3.875%, 12/15/04	691,273
2,000,000	3.875%, 2/1/05	2,009,056
1,000,000	5.75%, 2/9/05	1,009,980
1,000,000	1.75%, 4/8/05	998,323
2,000,000	2.125%, 8/15/05	1,996,918
500,000	5.10%, 11/9/05	513,466
10,000	6.50%, 11/22/05	10,426
1,000,000	5.50%, 6/15/06	1,045,000
1,825,000	2.95%, 9/8/06	1,825,131
250,000	6.30%, 8/8/07	271,383
200,000	6.52%, 9/24/07	218,807
1,000,000	2.95%, 6/12/08	988,308
1,250,000	3.875%, 2/18/09	1,254,024
5,000,000	3.30%, 3/17/09	4,955,515

		18,959,555

Federal Home Loan Bank (58.1%):
500,000	3.375%, 11/15/04	500,307
1,000,000	4.125%, 11/15/04	1,000,922
300,000	4.375%, 2/15/05	301,875
190,000	5.25%, 5/13/05	193,117
500,000	6.955%, 7/15/05	516,875
1,000,000	3.25%, 8/15/05	1,007,236
1,000,000	6.875%, 8/15/05	1,036,189
15,000	6.34%, 10/19/05	15,573
100,000	6.50%, 11/15/05	104,157
500,000	2.50%, 12/15/05	500,524
1,000,000	5.29%, 1/27/06	1,033,807
1,000,000	2.125%, 5/15/06	992,727
5,000,000	5.375%, 5/15/06	5,202,540
1,000,000	2.20%, 6/5/06	993,314
500,000	1.90%, 7/7/06	493,769
1,000,000	5.25%, 8/15/06	1,043,750
1,000,000	2.875%, 9/15/06	1,003,750
1,000,000	2.75%, 9/29/06	999,001
150,000	4.61%, 11/6/06	155,250
1,000,000	4.875%, 11/15/06	1,040,605
1,000,000	2.75%, 12/15/06	998,750
2,000,000	6.79%, 2/5/07	2,170,200
1,000,000	2.76%, 2/9/07	997,215
3,000,000	4.875%, 2/15/07	3,128,010
890,000	5.00%, 3/8/07	932,124
365,000	6.995%, 4/2/07	399,423
500,000	4.875%, 5/15/07	522,378
1,500,000	7.625%, 5/15/07	1,671,482
210,000	7.325%, 5/30/07	232,471
255,000	6.50%, 8/15/07	278,261
425,000	3.45%, 11/5/07	428,771
225,000	3.50%, 11/15/07	226,969
1,000,000	3.375%, 2/15/08	1,003,209
250,000	3.50%, 4/15/08	250,017
1,000,000	6.185%, 5/6/08	1,098,144
1,925,000	3.00%, 6/30/08	1,905,317
7,500,000	3.375%, 7/21/08	7,498,814
1,000,000	3.625%, 11/14/08	1,009,591

1,000,000	3.00%, 4/15/09	982,460
6,175,000	3.75%, 8/18/09	6,235,983

		50,104,877

Tennessee Valley Authority (1.8%):
1,500,000	6.375%, 6/15/05	1,539,375

Total U.S. Government Agencies (Cost $69,939,352)		70,603,807

U.S. Treasury Notes (17.1%):
39,000	6.50%, 5/15/05	39,917
200,000	6.50%, 8/15/05	206,781
100,000	2.75%, 8/15/07	99,977
200,000	3.00%, 11/15/07	201,094
1,000,000	3.00%, 2/15/08	1,003,477
6,510,000	2.625%, 5/15/08	6,439,307
250,000	3.25%, 8/15/08	252,051
2,500,000	3.125%, 9/15/08	2,507,815
1,500,000	3.125%, 10/15/08	1,503,752
500,000	3.00%, 2/15/09	497,110
2,000,000	2.625%, 3/15/09	1,956,094

Total U.S. Treasury Notes (Cost $14,776,173)		14,707,375

Total Investments (Cost $84,715,525) (a) - 99.0%		$85,311,182

Percentages indicated are based on net assets.

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$804,673
Unrealized depreciation	(209,016)

Net unrealized appreciation	$595,657

Aggregate cost for federal income tax purposes is the same.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Shares or Principal Amount		Security Description	Value

Alternative Minimum Tax Paper (6.1%):

Hawaii (4.7%):
	$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$720,685
	1,000,000	Hawaii State Airport System Revenue, 4.75%, 7/1/06, FGIC	1,042,010
	1,585,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series A, 4.75%, 7/1/06, FNMA	1,629,554

			3,392,249

Utah (1.4%):
	1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, Callable 11/1/05 @ 102, AMBAC	1,052,900

Total Alternative Minimum Tax Paper (Cost $4,304,642)			4,445,149

Municipal Bonds (90.8%):

Arkansas (0.3%):
	195,000	Arkansas State College Savings GO, Series B, 4.85%, 6/1/09	206,018

Colorado (1.6%):
	1,200,000	Colorado Housing & Finance Authority Revenue, Class I, Series A-1, 1.75%, 10/1/30, FHLB *	1,200,000

Hawaii (50.1%):
	600,000	Hawaii County GO, Series A, 4.50%, 7/15/09, FSA	648,174
	1,065,000	Hawaii County GO, Series A, 5.25%, 5/15/12, Callable 5/15/09 @ 101	1,178,976
	1,000,000	Hawaii County GO, Series B, 4.00%, 7/15/06, MBIA	1,033,070
	1,235,000	Hawaii County GO, Series B, 4.25%, 7/15/08, MBIA	1,319,919
	1,640,000	Hawaii County GO, Series B, 4.50%, 7/15/10, MBIA	1,774,201
	4,150,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series A, 1.75%, 7/1/26, *	4,149,999
	500,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA	577,940
	500,000	Hawaii State GO, Series CC, 5.125%, 2/1/07	534,680
	1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,129,240
	800,000	Hawaii State GO, Series CO, 6.00%, 9/1/05, FGIC	827,256
	1,000,000	Hawaii State GO, Series CO, 6.00%, 9/1/06, FGIC	1,070,850
	1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,263,597
	1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Callable 4/1/08 @ 101, MBIA	1,095,440

	1,000,000	Hawaii State GO, Series CS, 5.00%, 4/1/07, MBIA	1,071,720
	1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,089,180
	1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,152,010
	1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,392,675
	250,000	Hawaii State GO, Series CX, 3.80%, 2/1/08, FSA	262,453
	250,000	Hawaii State GO, Series CX, 4.00%, 2/1/09, FSA	264,280
	1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,132,450
	400,000	Hawaii State GO, Series DC, 3.00%, 9/1/05	403,724
	3,000,000	Hawaii State GO, Series DD, 4.25%, 5/1/10, MBIA	3,199,619
	1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,076,800
	750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	821,183
	250,000	Hawaii State Highway Revenue, 5.125%, 7/1/13, Callable 7/1/10 @ 100, FSA	275,135
	1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,261,716
	1,000,000	Honolulu City & County GO, Series A, 5.00%, 3/1/08, MBIA	1,089,340
	2,640,000	Honolulu City & County GO, Series C, 5.50%, 11/1/09, FGIC	2,987,160
	1,150,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/09, FGIC	1,266,668
	1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,077,610
	285,000	Kauai County GO, Series B, 5.75%, 8/1/06, AMBAC	303,172

			36,730,237

Idaho (1.4%):
	1,000,000	Idaho Health Facilities Authority Revenue, St. Lukes Regional Medical Center Project, 1.74%, 5/1/22, *	1,000,000

Illinois (3.0%):
	1,000,000	Chicago, O’Hare International Airport Revenue, Series C, 5.00%, 1/1/10, MBIA	1,095,930
	1,000,000	Illinois State GO, First Series, 5.25%, 10/1/11, FSA	1,130,140

			2,226,070

Kansas (1.5%):
	1,075,000	Johnson County, Unified School District #233 GO, Series C, 5.00%, 9/1/05, FGIC	1,103,025

Michigan (7.9%):
	1,500,000	Detroit Convention Facilities Revenue, 5.25%, 9/30/06, FSA	1,589,940
	1,625,000	Eastern Michigan University Revenue, 1.74%, 6/1/27, *, FGIC	1,625,000
	1,000,000	Huron Valley School District GO, 3.00%, 5/1/05	1,005,780

	1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,638,795

			5,859,515

Mississippi (1.8%):
	1,200,000	Mississippi State GO, 5.50%, 9/1/09	1,349,928

Missouri (1.0%):
	700,000	Missouri State Health & Educational Facilities Authority Revenue, Saint Louis University, Series A, 1.79%, 10/1/09, *	700,000

Nevada (4.9%):
	3,000,000	Clark County Nevada Airport Revenue, Series C, 1.74%, 7/1/29, FGIC, *	3,000,000
	195,000	Clark County Nevada School District GO, 5.25%, 6/15/11, Callable 6/15/09 @ 100, FSA	215,906
	305,000	Clark County Nevada School District GO, 5.25%, 6/15/11, Prerefunded 6/15/09 @ 100, FSA	340,783

			3,556,689

New Jersey (2.1%):
	1,520,000	New Jersey State Transportation Corp., Capital Grant Revenue Anticipation Notes, Series B, 5.50%, 2/1/11, Continuously Callable @ 100, AMBAC	1,524,940

New York (3.1%):
	1,000,000	Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.25%, 11/15/12, FSA	1,143,440
	1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,133,570

			2,277,010

North Dakota (0.5%):
	330,000	North Dakota State Board of Higher Education Revenue, 3.00%, 4/1/10, FGIC	331,307

Pennsylvania (1.6%):
	1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,182,275

Texas (5.5%):
	1,000,000	Dallas GO, 3.125%, 2/15/12, AMBAC	993,200
	3,000,000	Texas State Turnpike Authority Revenue, Series B, 1.74%, 8/15/42 *	2,999,999

			3,993,199

Utah (1.5%):
	1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,075,190

Washington (3.0%):
	2,000,000	Seattle Municipal Light & Power Revenue, 5.00%, 11/1/09, FSA	2,213,580

Total Municipal Bonds (Cost $64,866,705)			66,528,983

Investment Company (2.1%):
	1,570,144	Dreyfus Tax Exempt Cash Management Fund, Institutional Shares	1,570,144

Total Investment Company (Cost $1,570,144)	1,570,144

Total Investments (Cost $70,741,491) (a) - 99.0%	$72,544,276

Percentages indicated are based on net assets.

*	Variable rate security. Rate represents rate in effect on October 31, 2004. Maturity reflects final maturity date.

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$1,834,088
Unrealized depreciation	(31,303)

Net unrealized appreciation	$1,802,785

Aggregate cost for federal income tax purposes is the same.

AMBAC	– Insured by AMBAC Indemnity Corporation
FGIC	– Insured by the Financial Guaranty Insurance Company
FHLB	– Insured by Federal Home Loan Bank
FNMA	– Insured by Federal National Mortgage Association collateral
FSA	– Insured by Financial Security Assurance
GO	– General Obligation
MBIA	– Insured by MBIA, Inc.

See notes to schedules of portfolio investments.

PACIFIC CAPITAL FUNDS

Ultra Short Government Fund

Schedule of Portfolio Investments	October 31, 2004

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (84.3%):
Federal Farm Credit Bank (30.9%):
$49,192,000	1.69%, 11/1/04	$49,189,690
1,000,000	8.06%, 1/4/05	1,010,410
2,000,000	3.875%, 2/1/05	2,009,056
3,000,000	1.75%, 4/8/05	2,994,969
2,000,000	1.70%, 1/3/06	1,982,164
2,000,000	2.48%, 2/27/06	1,997,646
1,385,000	2.10%, 3/17/06	1,376,345
2,000,000	2.88%, 6/29/06	2,007,248
2,000,000	2.95%, 9/8/06	2,000,144
304,000	2.74%, 2/2/07	302,972

		64,870,644

Federal Home Loan Bank (53.4%):
1,435,000	3.375%, 11/15/04	1,435,882
1,000,000	4.125%, 11/15/04	1,000,922
1,500,000	4.125%, 1/14/05	1,506,255
500,000	1.875%, 2/15/05	499,759
240,000	4.375%, 2/15/05	241,500
4,800,000	1.625%, 4/15/05	4,789,176
500,000	4.00%, 4/25/05	504,351
11,525,000	7.25%, 5/13/05	11,836,889
1,500,000	6.955%, 7/15/05	1,550,625
1,750,000	1.80%, 8/4/05	1,743,415
4,000,000	2.25%, 12/15/05	3,990,988
500,000	2.50%, 12/15/05	500,524
1,000,000	1.83%, 12/30/05	992,698
1,300,000	1.80%, 1/23/06	1,289,136
1,000,000	5.29%, 1/27/06	1,033,807
2,000,000	2.00%, 2/13/06	1,987,016
1,000,000	2.16%, 2/17/06	995,292
1,750,000	2.00%, 2/27/06	1,737,974
1,500,000	2.17%, 3/27/06	1,491,621
125,000	2.00%, 3/30/06	124,022
8,000,000	2.50%, 4/11/06	7,989,999
4,000,000	2.125%, 5/15/06	3,970,908
1,000,000	2.40%, 5/19/06	996,765
1,000,000	2.20%, 6/5/06	993,314
1,500,000	1.875%, 6/15/06	1,481,867
400,000	6.665%, 6/23/06	426,068
100,000	2.10%, 6/26/06	99,113
5,415,000	1.90%, 7/7/06	5,347,518
2,000,000	2.08%, 7/14/06	1,980,482
3,780,000	2.285%, 7/28/06	3,754,504
1,000,000	2.55%, 8/14/06	997,172
2,000,000	2.375%, 8/15/06	1,988,664
9,000,000	2.875%, 8/15/06	9,026,972
1,000,000	2.70%, 8/21/06	999,131
1,250,000	2.57%, 8/25/06	1,246,884
2,175,000	2.60%, 9/1/06	2,170,424
2,570,000	2.36%, 9/15/06	2,552,668
3,000,000	2.385%, 9/29/06	2,979,993
3,000,000	2.10%, 10/13/06	2,962,050
1,380,000	2.33%, 10/16/06	1,368,358
3,000,000	2.625%, 10/16/06	2,992,500
1,000,000	2.54%, 12/5/06	994,420
1,550,000	2.72%, 12/8/06	1,547,052

6,000,000	2.75%, 12/15/06	5,992,499
925,000	2.33%, 12/29/06	915,288
1,690,000	2.875%, 12/29/06	1,689,978
500,000	2.30%, 1/12/07	494,205
860,000	2.65%, 1/22/07	856,145
1,500,000	2.74%, 2/2/07	1,494,926
1,785,000	2.80%, 2/9/07	1,780,595
220,000	2.80%, 2/9/07	219,448
335,000	2.625%, 2/16/07	332,317
90,000	6.20%, 10/10/07	97,743

		111,991,822

Total U.S. Government Agencies (Cost $177,132,899)		176,862,466

U.S. Treasury Notes (15.2%):
399,000	1.25%, 5/31/05	397,161
6,000,000	1.50%, 7/31/05	5,972,814
16,000,000	2.00%, 8/31/05	15,980,015
5,000,000	1.625%, 10/31/05	4,971,485
500,000	2.00%, 5/15/06	497,286
3,750,000	2.50%, 9/30/06	3,748,099
250,000	2.25%, 2/15/07	247,930

Total U.S. Treasury Notes (Cost $31,879,146)		31,814,790

Total Investments (Cost $209,012,045) (a) - 99.5%		$208,677,256

Percentages indicated are based on net assets.

(a)	Represents cost for financial reporting purposes and differs from value by unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$53,509
Unrealized depreciation	(388,298)

Net unrealized depreciation	$(334,789)

Aggregate cost for federal income tax purposes is the same.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, Diversified Fixed Income Fund, Tax-Free Securities Fund, Short Intermediate U.S. Government Securities Fund, Tax-Free Short Intermediate Securities Fund and Ultra Short Government Fund.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation

Investments and options of the Funds for which the primary market is a national securities exchange are valued at the last reported sale price, or official closing price, on the day of valuation and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). In the absence of any sale of such securities on the valuation date, the valuations are based on the mean of the latest quoted bid and asked prices. Investments in investment companies are valued at their respective net asset values as reported by such companies. Money market instruments and other debt securities maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost which combined with accrued interest, approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security. Investments in foreign securities, currency holdings and other assets and liabilities of New Asia Growth Fund and International Stock Fund are valued based on quotations from the primary market in which they are traded and translated from the local currency into U.S. dollars using current exchange rates.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the New Asia Growth Fund and International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Securities Transactions

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date.

Foreign Currency Translation

The accounting records of the Trust are maintained in U.S. dollars. Investment securities of the New Asia Growth Fund and International Stock Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates.

Concentrations of Credit Risk

The Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund have a majority of their investments in the securities of issuers in Hawaii. Such concentration may subject the Fund to the effects of economic changes occurring within the State.

The New Asia Growth Fund has a majority of its investments in securities of the Far East Asia region. Such concentration may subject the Fund to the effects of economic changes occurring within the region.

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Capital Funds

By (Signature and Title)*	/s/ WILLIAM P. HENRY, JR.
William P. Henry, Jr., President

Date December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ WILLIAM P. HENRY, JR.
William P. Henry, Jr., President

Date December 16, 2004

By (Signature and Title)*	/s/ BRYAN HAFT
Bryan Haft, Treasurer

Date December 16, 2004

*	Print the name and title of each signing officer under his or her signature.